BUSINESS ACQUISTIONS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating expenses	$ 540,320	$ 53,777	$ 630,281	$ 66,566	$ 357,746	$ 73,637
Other income (expense)	$ 43,634	$ 75,971	$ (239,956,459)	$ 73,421	$ (20,559,139)	$ 9,591
Go Ez Corporation [Member]
Services revenue
Operating expenses					$ 349,010	$ 73,637
Loss from Operations					(349,010)	(73,637)
Other income (expense)					(30,204)	9,591
Net loss					(379,214)	$ (64,046)
Federal Technology Agency Inc [Member]
Services revenue					218,550
Operating expenses					234,452	$ 823
Loss from Operations					$ (15,902)	$ (823)
Other income (expense)
Net loss					$ (15,902)	$ (823)
Pro Forma Adjustments [Member]
Services revenue
Operating expenses
Loss from Operations
Other income (expense)					$ (20,528,935)
Net loss					(20,528,935)
Pro Forma Condensed Combined [Member]
Services revenue					218,550
Operating expenses					583,462	$ 74,460
Loss from Operations					(364,912)	(74,460)
Other income (expense)					(20,559,139)	9,591
Net loss					$ (20,924,051)	$ (64,869)